Subsequent Events (Details) - Forecast [Member] - HKD ($)	Apr. 10, 2024	Apr. 30, 2024
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate shares		3,750,000
AGM Electronic Technology Limited [Member]
Subsequent Events [Line Items]
Equity interests percentage	100.00%
capital investment amount	$ 1